Income Taxes - Deferred Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Employee pensions and other benefits	$ 324,000,000	$ 658,000,000
Other balance sheet reserves and allowances	140,000,000	148,000,000
Tax loss and credit carryforwards	628,000,000	376,000,000
Capitalized research and development	86,000,000	67,000,000
Property, plant and equipment	8,000,000	49,000,000
Other	54,000,000	56,000,000
Total deferred income tax assets	1,240,000,000	1,354,000,000
Valuation allowance	(399,000,000)	(412,000,000)
Net deferred income tax assets	841,000,000	942,000,000
Deferred income tax liabilities
Intangible Assets	83,000,000	81,000,000
Capitalized software	16,000,000	10,000,000
Other	11,000,000	9,000,000
Total deferred income tax liabilities	110,000,000	100,000,000
Total net deferred income tax assets	731,000,000	842,000,000
U.S. federal and foreign tax attribute carryforwards	1,500,000,000
United States [Member]
Deferred income tax assets
Net deferred income tax assets	590,000,000
Deferred income tax liabilities
Tax credit carryforward, amount	114,000,000
Tax credit carryforward, not subject to expiration	21,000,000
Tax credit carryforward, expires in years 2014 through 2032	93,000,000
U.S. Federal [Member]
Deferred income tax liabilities
Tax deductions in excess of previously recorded stock-based compensation windfall tax benefits but not reflected in deferred tax assets	$ 42,000,000